G1 Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Employee Benefits Expenses [Abstract]
Summary of Amount Recognized in the Consolidated Balance Sheet

Amount recognized in the Consolidated balance sheet
	Sweden	US	UK	Other	Total
2023
Defined benefit obligation (DBO)	50,043	5,073	10,595	19,824	85,535
Fair value of plan assets	29,627	4,815	12,410	15,741	62,593
Deficit/surplus (+/–)	20,416	258	–1,815	4,083	22,942
Plans with net surplus, excluding asset ceiling 1)	–	255	1,889	1,143	3,287
Provision for post-employment benefits 2)	20,416	513	74	5,226	26,229

2022
Defined benefit obligation (DBO)	50,441	5,365	9,866	18,019	83,691
Fair value of plan assets	28,521	5,111	11,999	14,849	60,480
Deficit/surplus (+/–)	21,920	254	–2,133	3,170	23,211
Plans with net surplus, excluding asset ceiling 1)	–	298	2,137	1,715	4,150
Provision for post-employment benefits 2)	21,920	552	4	4,885	27,361

1)	Plans with a net surplus, i.e., where plan assets exceed DBO, are reported as Other financial assets, non-current, see note F3 “Financial assets, non-current.”
The asset ceiling increased during the year to SEK 755 (584) million.
2)	Plans with net liabilities are reported in the balance sheet as Post-employment benefits, non-current.

Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans

Pension costs for defined contribution plans and defined benefit plans
	Sweden	US	UK	Other	Total
2023
Pension cost for defined contribution plans	1,223	522	148	1,571	3,464
Pension cost for defined benefit plans 1)	2,013	67	–67	1,166	3,179
Total	3,236	589	81	2,737	6,643
Total pension cost expressed as a percentage of wages and salaries					7.8%

2022
Pension cost for defined contribution plans	1,192	542	128	1,209	3,071
Pension cost for defined benefit plans	2,144	160	–22	1,204	3,486
Total	3,336	702	106	2,413	6,557
Total pension cost expressed as a percentage of wages and salaries					8.9%

2021
Pension cost for defined contribution plans	1,199	460	138	1,084	2,881
Pension cost for defined benefit plans	1,920	97	–6	931	2,942
Total	3,119	557	132	2,015	5,823
Total pension cost expressed as a percentage of wages and salaries					9.3%

1)	For the UK plans, negative cost was due to interest income of SEK 626 million exceeding interest cost of SEK 514 million during the year.

Summary of Change in the Net Defined Benefit Obligation
Change in the net defined benefit obligation

Change in the net defined benefit obligation
	Present value of obligation 2023	1)	Fair value of plan assets 2023	Total 2023	Present value of obligation 2022	1)	Fair value of plan assets 2022	Total 2022
Opening balance	83,691		–60,480	23,211	113,543		–81,355	32,188
Included in the income statement 2)
Current service cost	2,291		–	2,291	2,772		–	2,772
Past service cost and gains and losses on settlements	179		–	179	311		–	311
Interest cost/income (+/–)	2,839		–2,371	468	1,716		–1,475	241
Taxes and administrative expenses	–		78	78	–		62	62
Other	108		–7	101	43		1	44
	5,417		–2,300	3,117	4,842		–1,412	3,430

Remeasurements
Return on plan assets excluding amounts in interest expense/income	–		–663	–663	–		14,135	14,135
Actuarial gains/losses (–/+) arising from changes in demographic assumptions	267		–	267	1,118		–	1,118
Actuarial gains/losses (–/+) arising from changes in financial assumptions	–943		–	–943	–29,031		–	–29,031
Experience-based gains/losses (–/+)	347		–	347	3,236		–	3,236
	–329		–663	–992	–24,677		14,135	–10,542

Other changes
Translation difference	–179		110	–69	3,381		–3,297	84
Contributions and payments from:
Employers 3)	–1,737		–594	–2,331	–1,302		–652	–1,954
Plan participants	350		–342	8	334		–325	9
Payments from plans:
Benefit payments	–1,294		1,292	–2	–1,806		1,806	–
Settlements	–488		488	–	–10,759		10,755	–4
Other	104		–104	–	135		–135	–
Closing balance	85,535		–62,593	22,942	83,691		–60,480	23,211

1)	The weighted average duration of DBO is 16.8 (18.3) years.
2)	Excludes the impact of the asset ceiling of SEK 62 (55) million in 2023.
3)	The expected contribution to the plans during 2024 is SEK 2.3 billion.

Summary of Present Value of the Defined Benefit Obligation

Present value of the defined benefit obligation
	Sweden	US	UK	Other	Total
2023
DBO, closing balance	50,043	5,073	10,595	19,824	85,535
Of which partially or fully funded	50,043	4,560	10,595	16,702	81,900
Of which unfunded	–	513	–	3,122	3,635

2022
DBO, closing balance	50,441	5,365	9,866	18,019	83,691
Of which partially or fully funded	50,441	4,812	9,866	14,417	79,536
Of which unfunded	–	553	–	3,602	4,155

Summary of Asset Allocation by Asset Type and Geography

Asset allocation by asset type and geography 1)
	Sweden	US	UK	Other	Total	Of which unquoted	2)
2023
Cash and cash equivalents	271	181	681	133	1,266	22%
Equity securities	7,311	361	769	1,873	10,314	27%
Debt securities	14,335	3,591	5,681	9,285	32,892	21%
Real estate	5,461	–	–	544	6,005	100%
Investment funds	2,016	834	2,346	1,829	7,025	69%
Assets held by insurance company	–	–	2,437	1,679	4,116	100%
Other	233	–152	496	398	975	38%
Total	29,627	4,815	12,410	15,741	62,593
Of which real estate occupied by the Company	–	–	–	–	–
Of which securities issued by the Company	–	–	–	–	–

2022
Cash and cash equivalents	1,151	184	449	88	1,872	6%
Equity securities	6,803	419	1,113	2,791	11,126	50%
Debt securities	14,114	3,646	5,818	8,539	32,117	28%
Real estate	5,577	–	199	603	6,379	100%
Investment funds	917	789	2,417	578	4,701	74%
Assets held by insurance company	–	–	1,872	1,717	3,589	100%
Other	–41	73	131	533	696	15%
Total	28,521	5,111	11,999	14,849	60,480
Of which real estate occupied by the Company	–	–	–	–	–
Of which securities issued by the Company	–	–	–	–	–

1)	Asset class is presented based on the underlying exposure of the investment. This includes direct investment in securities or investment through pooled funds that invest in an asset class.
2)	Unquoted refers to assets classified as fair value level 2 and 3. Unquoted assets comprise mainly investments in pooled investment vehicles.

Summary of Financial and Demographic Actuarial Assumptions
Actuarial assumptions

Financial and demographic actuarial assumptions
	2023			2022
	Sweden	US	UK	Sweden	US	UK
Financial assumptions
Discount rate	2.1%	5.0%	4.8%	2.0%	5.4%	4.9%
Inflation rate	2.0%	2.5%	3.0%	2.3%	2.5%	3.1%
Salary increase rate	2.5%	4.0%	–	2.8%	3.0%	–
Demographic assumptions
Life expectancy after age 65 in years	23	23	23	23	22	23

Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits

Total remeasurements in Other comprehensive income related to post-employment benefits
	2023	2022
Actuarial gains and losses (+/–)	538	8,943
The effect of asset ceiling	–87	127
Swedish special payroll taxes	454	1,599
Total	905	10,669

Summary of Sensitivity Analysis of Significant Actuarial Assumptions

Sensitivity analysis of significant actuarial assumptions, SEK billion
	2023
Impact on the DBO of a change in assumptions	Sweden	US	UK
Financial assumptions
Discount rate –0.5%	5.2	0.3	0.8
Discount rate +0.5%	–4.6	–0.2	–0.7
Inflation rate –0.5%	–4.4	–	–0.1
Inflation rate +0.5%	4.9	–	0.6
Salary increase rate –0.5%	–1.4	–	–
Salary increase rate +0.5%	1.5	–	–
Demographic assumptions
Longevity – 1 year	–2.1	–0.1	–0.3
Longevity + 1 year	2.1	0.1	0.3